Principal group companies	12 Months Ended
Jun. 30, 2022
Disclosure of subsidiaries [abstract]
Principal group companies
22. Principal group companies
The companies listed below include those which principally affect the profits and assets of the group. The operating companies listed below may carry on the business described in the countries listed in conjunction with their subsidiaries and other group companies.

	Country of incorporation	Country of operation	Percentage of equity owned(1)	Business description
Subsidiaries
Diageo Ireland	Ireland	Worldwide	100%	Production, marketing and distribution of premium drinks
Diageo Great Britain Limited	England	Great Britain	100%	Marketing and distribution of premium drinks
Diageo Scotland Limited	Scotland	Worldwide	100%	Production, marketing and distribution of premium drinks
Diageo Brands B.V.	Netherlands	Worldwide	100%	Marketing and distribution of premium drinks
Diageo North America, Inc.	United States	Worldwide	100%	Production, importing, marketing and distribution of premium drinks
United Spirits Limited(2)	India	India	55.94%	Production, importing, marketing and distribution of premium drinks
Diageo Capital plc(3)	Scotland	United Kingdom	100%	Financing company for the group
Diageo Capital B.V.(3)	Netherlands	Netherlands	100%	Financing company for the group
Diageo Finance plc(3)	England	United Kingdom	100%	Financing company for the group
Diageo Investment Corporation	United States	United States	100%	Financing company for the US group
Mey İçki Sanayi ve Ticaret A.Ş.	Turkey	Turkey	100%	Production, marketing and distribution of premium drinks
Associates
Moët Hennessy, SAS(4)	France	France	34%	Production, marketing and distribution of premium drinks
(1)    All percentages, unless otherwise stated, are in respect of holdings of ordinary share capital and are equivalent to the percentages of voting rights held by the group.
(2)    Percentage ownership excludes 2.38% owned by the USL Benefit Trust.
(3)    Directly owned by Diageo plc.
(4) French limited liability company.